[Shearman & Sterling LLP Letterhead]





                               September 16, 2005


VIA EDGAR

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Corning Incorporated
     Amendment No. 1 to the Registration Statement on Form S-3 (333-127065)
     ----------------------------------------------------------------------

Ladies and Gentlemen:

     Attached for filing on behalf of our clients, Corning Incorporated, a New York corporation (the "Company"), under the Securities Act of 1933, as amended (the "Securities Act"), is Amendment No. 1 to the Registration Statement on Form S-3, including exhibits (the "Form S-3"), for registration of its common stock.

     Should you have any questions pertaining to this filing, please call the undersigned at (212) 848-7325.


                                                     Sincerely yours,


                                                     /s/ Stephen T. Giove
                                                     --------------------------
                                                     Stephen T. Giove